Business Developments (Tables)	12 Months Ended
Mar. 31, 2012
Business Developments [Abstract]
Previously Reported Amounts And Adjusted Amounts In Relation To Investment In Morgan Stanley

	March 31, 2011
	As previously reported	As adjusted
	(in millions)
Investment securities—Securities available for sale	¥54,435,634	¥54,329,881
Other assets	5,226,412	5,321,120
Other liabilities	4,844,901	4,841,981
Retained earnings—Unappropriated retained earnings	254,411	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844)	(628,661)

	Fiscal years ended March 31,
	2010		2011
	As previously reported	As adjusted	As previously reported	As adjusted
	(in millions, except per share data)
Interest income—Investment securities—Dividends	¥168,500	¥167,862	¥170,470	¥169,667
Equity in losses of equity method investees—net	(104,098)	(83,893)	(90,628)	(113,017)
Other non-interest income	195,966	191,307	140,766	148,532
Income tax expense	407,040	413,105	439,900	433,625
Net income attributable to Mitsubishi UFJ Financial Group	859,819	868,662	461,796	452,645
Basic earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	68.01	68.72	31.20	30.55
Diluted earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	67.87	68.59	31.08	30.43